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               [Letterhead of Vedder, Price, Kaufman & Kammholz]


JAMES A. ARPAIA
312-609-7618
jarpaia@vedderprice.com

                                                         May 3, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:  The Oberweis Funds
          File Nos. 33-09093 and 811-04854
          --------------------------------

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, on behalf of the Registrant, we hereby certify that (1) the form of Prospectus dated May 1, 2004 and Statement of Additional Information dated May 1, 2004 for the above-captioned Registrant that would have been filed under paragraph (b) or (c) of Rule 497 does not differ from that contained in the most recent post-effective amendment to the registration statement and (2) the text of the most recent post-effective amendment to the registration statement has been filed electronically.


                                                 Very truly yours,


                                                 /S/ James A. Arpaia
                                                 ---------------------
                                                     James A. Arpaia

JAA/sfs
cc: Patrick B. Joyce